SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Change in valuation and qualifying accounts and reserves
Balance at Beginning of Period	$ 4,086	$ 4,050	$ 4,000
Additions/(Benefits) Charged to Costs and Expenses	611	(24)	4,076
Additions/(Benefits) Charged to Other Accounts Describe		36	50
Deductions-Describe, Uncollectible accounts written off	652	52	4,152
Deductions-Describe, Recoveries on accounts previously written off		(77)	(76)
Balance at End of Period	$ 4,045	$ 4,086	$ 4,050